Related Party Transactions (Details Narrative) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Due to related Parties	$ 101,834		$ 102,060		$ 51,071
David Phipps [Member]
Payment due to related party	91,334		90,809
Hector Delgado [Member]
Payment due to related party	5,000		5,000
Thomas Seifert [Member]
Payment due to related party	10,500		6,250
Related Party [Member]
Due to related Parties	101,834		102,060		51,071
HSBC [Member]
Overadvance limit	$ 34,163		$ 34,163
Average conversion rate	1.3665		1.3665
Note bears interest rate	5.50%		5.50%
Variable interest rate	6.25%		6.25%	6.25%
HSBC [Member] | GBP [Member]
Overadvance limit	$ 25,000			£ 25,000
Three Individuals Related to Mr.Phipps [Member]
Gross wages paid	$ 19,699	$ 24,741	$ 85,722		$ 66,925